NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of net revenues
Net revenues are as follows:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Cars and spare parts	2,925,721	2,535,245	2,455,955
Engines	198,308	284,546	373,313
Sponsorship, commercial and brand	538,238	505,701	494,082
Other	104,348	94,829	93,540
Total net revenues	3,766,615	3,420,321	3,416,890